Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	GREAT AMERICAN LIFE INSURANCE CO.
Entity Central Index Key	0000723258
Entity Filer Category	Non-accelerated Filer